SCHEDULE OF MARKETABLE SECURITIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Guarantor Obligations [Line Items]
Government securities, weighted average yield and maturity of 4.91% and 3.25 years, respectively	$ 10,114
Total short-term investments		$ 2,511,336
Corporate Fixed Income Securities [Member]
Guarantor Obligations [Line Items]
Government securities, weighted average yield and maturity of 4.91% and 3.25 years, respectively		459,531
Government Securities [Member]
Guarantor Obligations [Line Items]
Government securities, weighted average yield and maturity of 4.91% and 3.25 years, respectively		$ 2,051,805